Operations Classified as Held for Sale - Narrative (Details) - site	Aug. 02, 2021	Jan. 13, 2021	May 07, 2020
Joint Venture with Liberty Global plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (as a percent)			50.00%
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Number of telecommunication tower sites sold		30,722
Europe Towers Division, Second Phase | Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Number of telecommunication tower sites sold	4,080